Consolidated Condensed Interim Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement Abstract
Revenue	$ 2,997,058	$ 17,581,008
Cost of Sales	2,775,194	14,790,232
Gross Profit	221,864	2,790,776
Sales, general and administrative costs
Salaries and administration	2,142,864	1,842,826
Depreciation	457,758	442,767
Product development costs	227,283	812,899
Office expense	276,548	366,656
Insurance	478,742	420,181
Professional fees	363,441	324,150
Sales and marketing	593,604	136,683
Share-based payments	408,005	713,227
Transportation costs	49,174	53,064
Travel, accomodation, meals and entertainment	121,543	205,728
Allowance for credit losses	7,970	9
Total sales, general and administrative costs	5,126,932	5,318,190
Loss from operations before interest, accretion and foreign exchange	(4,905,068)	(2,527,414)
Interest and accretion	(522,753)	(277,951)
Foreign exchange (loss) / gain	39,173	(6,491)
Loss for the period	(5,388,648)	(2,811,856)
Other comprehensive income / (loss)
Cumulative translation reserve	88,895	23,923
Total comprehensive loss for the period	$ (5,299,753)	$ (2,787,933)
Loss per common share, basic	$ (0.21)	$ (0.11)
Loss per common share, diluted	$ (0.21)	$ (0.11)
Weighted average number of common shares outstanding, basic	25,848,305	24,902,192
Weighted average number of common shares outstanding, diluted	25,848,305	24,902,192